Other gain (loss) (Details)	12 Months Ended
Mar. 31, 2026 HKD ($) exhibition
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Number of cooperative exhibitions (in exhibition) | exhibition	5
Gross exhibition costs	$ 21,542,500
Exhibition costs receivable	13,536,447
Accumulated impairment loss	$ 7,509,978